CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

CASH MANAGEMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001

                                          This prospectus contains important
                                          information about the Cash
                                          Management Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                         1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          2
Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     3
Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                   4
Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                     4
Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                       6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees         6
Purchasing Shares                             6
Redeeming Shares                              6
Pricing of Shares                             7
Taxes                                         7
OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows the performance of the fund's Cash Management Class. Cash Management Class shares are not subject to sales loads.

  TOTAL ANNUAL RETURN
        12/31/00
        --------
          3.93%
 The Cash Management Class shares' year-to-date total return as of June 30, 2001 was 1.57%.
 During the period shown in the bar chart, the highest quarterly return was 1.03% (quarter ended December 31, 2000) and the lowest quarterly return was 0.84% (quarter ended March 31, 2000).

PERFORMANCE TABLE
The following performance table reflects the performance of the Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                SINCE   INCEPTION
December 31, 2000)          1 YEAR  INCEPTION   DATE
-------------------------------------------------------
Cash Management Class        3.93%     3.50%   01/04/99
-------------------------------------------------------

Cash Management Class shares' seven-day yield on December 31, 2000 was 4.41%. For the current seven-day yield, call (800) 877-7745.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)                       CASH MANAGEMENT CLASS
------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                   None
------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                      CASH MANAGEMENT CLASS
------------------------------------------------------------
Management Fees                                0.22%
Distribution and/or Service
 (12b-1) Fees                                  0.10
Other Expenses                                 0.07
Total Annual Fund
 Operating Expenses(1,2)                       0.39

--------------------------------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 0.28%.
(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.30%.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
Cash Management Class   $40    $125    $219     $493
------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

                                                  CASH MANAGEMENT CLASS
                                           -----------------------------------
                                                               JANUARY 4, 1999
                                             YEAR ENDED          (DATE SALES
                                              MARCH 31,           COMMENCED)
                                           ------------------      THROUGH
                                            2001        2000   MARCH 31, 1999
------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.00     $ 1.00      $ 1.00
Income from investment operations:
 Net investment income                        0.04       0.03        0.01
 Less distributions from net investment
  income                                     (0.04)     (0.03)      (0.01)
Net asset value, end of period             $  1.00     $ 1.00      $ 1.00
Total return(a)                               3.87%      3.23%       0.64%
------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------
Net assets, end of period (000s omitted)   $15,668     $6,178      $7,139
Ratio of expenses to average net assets:
 With fee waivers                             0.28%(b)   0.28%       0.28%(c)
 Without fee waivers                          0.39%(b)   0.39%       0.38%(c)
Ratio of net investment income to average
 net assets                                   3.76%(b)   3.17%       3.08%(c)
------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $13,148,245.
(c) Annualized.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES
The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution and service fees of 0.10% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to the service provider. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Cash Management Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.
 You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 877-7745

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
--------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
--------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS
AUGUST 1, 2001

                                          This prospectus contains important
                                          information about the Institutional
                                          Class of the fund. Please read it
                                          before investing and keep it for
                                          future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                    2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                       2
Performance Table                          2

FEE TABLE AND EXPENSE EXAMPLE              3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                  3
Expense Example                            3

FUND MANAGEMENT                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                4
Advisor Compensation                       4

OTHER INFORMATION                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                  4
Dividends and Distributions                4

FINANCIAL HIGHLIGHTS                       5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                    6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                          6
Redeeming Shares                           6
Pricing of Shares                          6
Taxes                                      7
OBTAINING ADDITIONAL INFORMATION  Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to sales loads.



                                  ANNUAL TOTAL RETURNS

12/31/91  12/31/92  12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 4.56%     2.88%     2.32%     2.73%     3.73%     3.34%     3.55%     3.34%     3.14%     4.01%

 The Institutional Class shares' year-to-date total return as of June 30, 2001 was 1.61%.
 During the periods shown in the bar chart, the highest quarterly return was 1.20% (quarter ended March 31, 1991) and the lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                         Since   Inception
December 31, 2000)   1 Year 5 Years 10 Years Inception    Date
----------------------------------------------------------------
Institutional Class   4.01%  3.47%   3.36%     4.19%   04/18/83
----------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 4.49%. For the current seven-day yield, call (800) 659-1005.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------
Management Fees                      0.22%
Distribution and/or Service
(12b-1) Fees                         none
Other Expenses                       0.07
Total Annual Fund
Operating Expenses(1,2)              0.29

--------------------------------------------------------------------------------
(1) The investment advisor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of this waiver were 0.20%.
(2) The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The expense limitation may be terminated at any time.
You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
Institutional Class   $30     $93    $163     $368
----------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.
 The Institutional Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

                                        INSTITUTIONAL CLASS
                         ----------------------------------------------------------
                                      YEAR ENDED MARCH 31,
                           2001         2000       1999       1998      1997
-----------------------------------------------------------------------------------
Net asset value,
 beginning of period     $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
Income from investment
 operations:
 Net investment income       0.04         0.03        0.03      0.03      0.03
Less distributions from
 net investment income      (0.04)       (0.03)      (0.03)    (0.03)    (0.03)
Net asset value, end of
 period                  $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
Total return                 3.95%        3.32%       3.23%     3.55%     3.33%
-----------------------------------------------------------------------------------
Ratios/supplemental
 data:
-----------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted)   $929,921     $964,396  $1,072,597  $896,904  $966,567
Ratio of expenses to
 average net assets:
 With fee waivers            0.20%(a)     0.20%       0.20%     0.20%     0.20%
 Without fee waivers         0.29%(a)     0.29%       0.28%     0.27%     0.26%
Ratio of net investment
 income to average net
 assets                      3.84%(a)     3.25%       3.16%     3.49%     3.27%
-----------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $896,290,793.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES
The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption.
 You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK -- Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 659-1005

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to public info@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
----------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
----------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERSONAL INVESTMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS
AUGUST 1, 2001

                                          This prospectus contains important
                                          information about the Personal
                                          Investment Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         2
Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    3
Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                  4
Advisor Compensation                         4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                    4
Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees        6
Purchasing Shares                            6
Redeeming Shares                             6
Pricing of Shares                            7
Taxes                                        7
OBTAINING ADDITIONAL INFORMATION    Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Personal Investment Class shares nor the Institutional Class shares are subject to sales loads.

                                          ANNUAL TOTAL RETURNS

12/31/91  12/31/92  12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 4.56%     2.88%     2.32%     2.73%     3.73%     3.34%     3.55%     3.34%     3.14%     4.01%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Personal Investment Class shares would have lower annual returns because, although the shares will be invested in the same portfolio of securities, the Personal Investment Class has higher expenses.
 The Institutional Class shares' year-to-date total return as of June 30, 2001 was 1.61%.
 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.20% (quarter ended March 31, 1991) and its lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                               SINCE   INCEPTION
December 31, 2000)         1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------------
Institutional Class         4.01%  3.47%    3.36%    4.19%   04/18/83
----------------------------------------------------------------------
Personal Investment Class     --     --       --       --    12/04/00
----------------------------------------------------------------------

Personal Investment Class shares' seven-day yield on December 31, 2000 was 3.99%. For the current seven-day yield, call (800) 877-4744.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)                                  PERSONAL INVESTMENT CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of
offering price)                                             None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)                                None
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)                                 PERSONAL INVESTMENT CLASS
---------------------------------------------------------------------------
Management Fees                                             0.22%
Distribution and/or Service (12b-1) Fees                    0.75
Other Expenses                                              0.07
Total Annual Fund
Operating Expenses(1,2)                                     1.04

--------------------------------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 0.70%.
(2) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.72%.

You may also be charged a transaction or other fee by the financial institution managing your account.
 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------
Personal Investment Class   $106   $331    $574    $1,271
----------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                      PERSONAL INVESTMENT CLASS
                                                      -------------------------
                                                       DECEMBER 4, 2000 (DATE
                                                      SALES COMMENCED) THROUGH
                                                           MARCH 31, 2001
-------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 1.00
Income from investment operations:
 Net investment income                                           0.01
Less distributions from net investment income                   (0.01)
Net asset value, end of period                                 $ 1.00
Total return(a)                                                  0.95%
-------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                       $  722
Ratio of expenses to average net assets:
 With fee waivers                                                0.70%(b)
 Without fee waivers                                             1.04%(b)
Ratio of net investment income to average net assets             3.35%(b)
-------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.
(b)Ratios are annualized and based on average daily net assets of $197,408.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES
The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution and service fees of 0.75% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Personal Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Personal Investment Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 877-4744

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
--------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRIVATE INVESTMENT CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001

                                          This prospectus contains important
                                          information about the Private
                                          Investment Class of the fund. Please
                                          read it before investing and keep it
                                          for future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         2
Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    3
Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                  4
Advisor Compensation                         4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                    4
Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                      6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees        6
Purchasing Shares                            6
Redeeming Shares                             6
Pricing of Shares                            7
Taxes                                        7
OBTAINING ADDITIONAL INFORMATION    Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to sales loads.

                             ANNUAL TOTAL RETURNS

12/31/93  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00
--------  --------  --------  --------  --------  --------  --------  --------
 2.07%     2.48%     3.48%     3.08%     3.29%     3.08%     2.88%      3.75%

 The Private Investment Class shares' year-to-date total return as of June 30, 2001 was 1.49%.
 During the periods shown in the bar chart, the highest quarterly return was 0.99% (quarter ended December 31, 2000) and the lowest quarterly return was 0.48% (quarters ended March 31, 1993 and March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of the Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                     SINCE   INCEPTION
December 31, 2000)        1 YEAR 5 YEARS INCEPTION   DATE
------------------------------------------------------------
Private Investment Class  3.75%   3.22%    2.98%   04/01/92
------------------------------------------------------------

Private Investment Class shares' seven-day yield on December 31, 2000 was 4.25%. For the current seven-day yield, call (800) 877-7748.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from          PRIVATE
your investment)              INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)        None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted       PRIVATE
from fund assets)             INVESTMENT CLASS
-----------------------------------------------------------
Management Fees                     0.22%
Distribution and/or Service
 (12b-1) Fees                       0.50
Other Expenses                      0.07
Total Annual Fund
 Operating Expenses(1,2)            0.79
-----------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 0.45%.
(2) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.47%.

You may also be charged a transaction or other fee by the financial institution managing your account.
 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------
Private Investment Class   $81    $252    $439     $978
---------------------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

                                       PRIVATE INVESTMENT CLASS
                               -----------------------------------------------
                                         YEAR ENDED MARCH 31,
                                 2001        2000     1999     1998     1997
-------------------------------------------------------------------------------
Net asset value, beginning of
 period                        $   1.00     $  1.00  $  1.00  $  1.00  $  1.00
Income from investment
 operations:
 Net investment income             0.04        0.03     0.03     0.03     0.03
Less distributions from net
 investment income                (0.04)      (0.03)   (0.03)   (0.03)   (0.03)
Net asset value, end of
 period                        $   1.00     $  1.00  $  1.00  $  1.00  $  1.00
Total return                       3.69%       3.06%    2.98%    3.29%    3.07%
-------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------
Net assets, end of period
 (000s omitted)                $141,946     $83,454  $90,606  $80,462  $37,544
Ratio of expenses to average
 net assets:
 With fee waivers                  0.45%(a)    0.45%    0.45%    0.45%    0.45%
 Without fee waivers               0.79%(a)    0.79%    0.78%    0.77%    0.83%
Ratio of net investment
 income to average net assets      3.60%(a)    3.00%    2.91%    3.24%    3.02%
-------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $107,417,813.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES
The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution and service fees of 0.50% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Private Investment Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business days). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-7748

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
--------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com       INVEST WITH DISCIPLINE

--Registered Trademark--                              --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESERVE CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001

                                          This prospectus contains important
                                          information about the Reserve Class
                                          of the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                            .is not FDIC insured;

                                            .may lose value; and

                                            .is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                         1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                       2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          2
Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     3
Expense Example                               3

FUND MANAGEMENT                               4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                   4
Advisor Compensation                          4

OTHER INFORMATION                             4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                     4
Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                       6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees         6
Purchasing Shares                             6
Redeeming Shares                              6
Pricing of Shares                             7
Taxes                                         7
OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows the performance of the fund's Reserve Class. Reserve Class shares are not subject to sales loads.


ANNUAL TOTAL RETURN

     12/31/00
     --------
       3.18%

 The Reserve Class shares' year-to-date total return as of June 30, 2001 was 1.21%.
 During the period shown in the bar chart, the highest quarterly return was 0.85% (quarter ended December 31, 2000) and the lowest quarterly return was 0.66% (quarter ended March 31, 2000).

PERFORMANCE TABLE
The following performance table reflects the performance of the Reserve Class shares over the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the
periods ended
December 31,            SINCE   INCEPTION
2000)          1 YEAR INCEPTION   DATE
-----------------------------------------
Reserve Class  3.18%    2.92%   06/01/99
-----------------------------------------

Reserve Class shares' seven-day yield on December 31, 2000 was 3.70%. For the current seven-day yield, call (800) 417-8837.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESERVE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)      None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESERVE CLASS
-----------------------------------------------------------
Management Fees                   0.22%
Distribution and/or Service
(12b-1) Fees                      1.00
Other Expenses                    0.07
Total Annual Fund
Operating Expenses(1,2)           1.29

--------------------------------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 1.00%.
(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 1.02%.

You may also be charged a transaction or other fee by the financial institution managing your account.
 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------
Reserve Class   $131   $409    $708    $1,556
----------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net asets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

                                                        RESERVE CLASS
                                               ------------------------------
                                                                JUNE  1, 1999
                                                                 (DATE SALES
                                                                 COMMENCED)
                                                 YEAR ENDED        THROUGH
                                               MARCH 31, 2001  MARCH 31, 2000
------------------------------------------------------------------------------
Net asset value, beginning of period              $  1.00          $  1.00
Income from investment operations:
 Net investment income                               0.03             0.02
Less distributions from net investment income       (0.03)           (0.02)
Net asset value, end of period                    $  1.00          $  1.00
Total return(a)                                      3.12%            2.10%
------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $15,871          $23,283
Ratio of expenses to average net assets:
 With fee waivers                                    1.00%(b)         1.00%(c)
 Without fee waivers                                 1.29%(b)         1.29%(c)
Ratio of net investment income to average net
 assets                                              3.05%(b)         2.45%(c)
------------------------------------------------------------------------------

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $21,444,850.
(c) Annualized.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES
The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution and service fees of 1.00% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Reserve Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Reserve Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Reserve Class will be sent to you.
 You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 417-8837

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
------------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com         INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESOURCE CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001


                                          This prospectus contains important
                                          information about the Resource Class
                                          of the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                            .is not FDIC insured;

                                            .may lose value; and

                                            .is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE FUND           1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                            2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                               2
Performance Table                                  2

FEE TABLE AND EXPENSE EXAMPLE                      3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                          3
Expense Example                                    3

FUND MANAGEMENT                                    4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                        4
Advisor Compensation                               4

OTHER INFORMATION                                  4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                          4
Dividends and Distributions                        4

FINANCIAL HIGHLIGHTS                               5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                            6
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees              6
Purchasing Shares                                  6
Redeeming Shares                                   6
Pricing of Shares                                  7
Taxes                                              7
OBTAINING ADDITIONAL INFORMATION          Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows the performance of the fund's Resource Class. Resource Class shares are not subject to sales loads.

ANNUAL TOTAL RETURN

     12/31/00
     --------
       3.85%

 The Resource Class shares' year-to-date total return as of June 30, 2001 was 1.53%.
 During the periods shown in the bar chart, the highest quarterly return was 1.01% (quarter ended December 31, 2000) and the lowest quarterly return was 0.82% (quarter ended March 31, 2000).

PERFORMANCE TABLE
The following performance table reflects the performance of the Resource Class shares over the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the
periods ended
December 31,             SINCE   INCEPTION
2000)           1 YEAR INCEPTION   DATE
------------------------------------------
Resource Class  3.85%    3.55%   04/06/99
------------------------------------------

Resource Class shares' seven-day yield on December 31, 2000 was 4.34%. For the current seven-day yield, call (800) 825-6858.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESOURCE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESOURCE CLASS
-----------------------------------------------------------
Management Fees                    0.22%
Distribution and/or Service
(12b-1) Fees                       0.20
Other Expenses                     0.07
Total Annual Fund
Operating Expenses(1,2)            0.49

--------------------------------------------------------------------------------

(1) The investment advisor and distributor waived fees during the year ended March 31, 2001. Total Annual Fund Operating Expenses net of these waivers were 0.36%.
(2) The distributor has agreed to waive 0.04% of the Rule 12b-1 distribution fee. The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are 0.38%.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                1 Year 3 Years 5 Years 10 Years
-----------------------------------------------
Resource Class   $50    $157    $274     $616
-----------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
 The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid to settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value.

CAPITAL GAINS DISTRIBUTIONS
 The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

                                                       RESOURCE CLASS
                                               ------------------------------
                                                                APRIL 6, 1999
                                                                 (DATE SALES
                                                                 COMMENCED)
                                                 YEAR ENDED        THROUGH
                                               MARCH 31, 2001  MARCH 31, 2000
-----------------------------------------------------------------------------
Net asset value, beginning of period              $  1.00          $ 1.00
Income from investment operations:
 Net investment income                               0.04            0.03
Less distributions from net investment income       (0.04)          (0.03)
Net asset value, end of period                    $  1.00          $ 1.00
Total return(a)                                      3.78%           3.15%
-----------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $15,464          $3,597
Ratio of expenses to average net assets:
 With fee waivers                                    0.36%(b)        0.36%(c)
 Without fee waivers                                 0.49%(b)        0.49%(c)
Ratio of net investment income to average net
 assets                                              3.68%(b)        3.09%(c)
-----------------------------------------------------------------------------

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $21,444,850.
(c) Annualized.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES
The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution and service fees of 0.20% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all of a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Resource Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.
 You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 825-6858

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to public info@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
--------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

CASH RESERVE PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

PROSPECTUS

AUGUST 1, 2001

                                          This prospectus contains important
                                          information about the Sweep Class of
                                          the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE

--Registered Trademark--                       --Registered Trademark--

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2
FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3
FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4
OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees    6
Purchasing Shares                        6
Redeeming Shares                         6
Pricing of Shares                        7
Taxes                                    7
OBTAINING ADDITIONAL INFORMATIONBack Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The Cash Reserve Portfolio (the fund) is a series of Tax-Free Investments Co. The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 with respect to, for example, quality, maturity and diversification of investments, under the Investment Company Act of 1940, as amended.
Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
 The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments or debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising or falling interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; or

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
 Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.


                                    YEAR                ANNUAL
                                    ENDED               TOTAL
                                 DECEMBER 31           RETURNS
                                ------------          --------
                                    1991                4.56%
                                    1992                2.88%
                                    1993                2.32%
                                    1994                2.73%
                                    1995                3.73%
                                    1996                3.34%
                                    1997                3.55%
                                    1998                3.34%
                                    1999                3.14%
                                    2000                4.01%


 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.
 The Institutional Class shares' year-to-date total return as of June 30, 2001 was 1.61%.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.20% (quarter ended March 31, 1991) and its lowest quarterly return was 0.54% (quarter ended March 31, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods
ended                                          SINCE   INCEPTION
December 31, 2000)   1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------
Institutional Class   4.01%  3.47%    3.36%    4.19%   04/18/83
----------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 4.49%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from               SWEEP
your investment)                       CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted             SWEEP
from fund assets)                       CLASS
-----------------------------------------------------------
Management Fees                         0.22%
Distribution and/or Service
 (12b-1) Fees                           0.25
Other Expenses(1)                       0.07
Total Annual Fund
 Operating Expenses(2)                  0.54

--------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year.
(2) The investment advisor has currently agreed to limit Total Annual Fund Operating Expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements (if any), to 0.22%. The expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of this limitation, are 0.47%.

You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class   $55    $173    $302     $677
--------------------------------------------

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2001, the advisor received compensation of 0.13% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable federal and state laws regarding registration as broker-dealers, or that they are exempt from such registration.
 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 3:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the fund prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ending 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.
 As of the date of this prospectus, the Sweep Class has not yet commenced operations, and, therefore, financial information is not available.

                                           INSTITUTIONAL CLASS
                         -----------------------------------------------------
                                      YEAR ENDED MARCH 31,
                           2001         2000       1999       1998      1997
-------------------------------------------------------------------------------
Net asset value,
 beginning of period     $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
Income from investment
 operations:
 Net investment income       0.04         0.03        0.03      0.03      0.03
Less distributions from
 net investment income      (0.04)       (0.03)      (0.03)    (0.03)    (0.03)
Net asset value, end of
 period                  $   1.00     $   1.00  $     1.00  $   1.00  $   1.00
Total return                 3.95%        3.32%       3.23%     3.55%     3.33%
-------------------------------------------------------------------------------
Ratios/supplemental
 data:
-------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted)   $929,921     $964,396  $1,072,597  $896,904  $966,567
Ratio of expenses to
 average net assets:
 With fee waivers            0.20%(a)     0.20%       0.20%     0.20%     0.20%
 Without fee waivers         0.29%(a)     0.29%       0.28%     0.27%     0.26%
Ratio of net investment
 income to average net
 assets                      3.84%(a)     3.25%       3.16%     3.49%     3.27%
-------------------------------------------------------------------------------

(a) Ratios are based on average daily net assets of $896,290,793.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
The fund currently consists of seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES
The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (distributor) for the sale and distribution of its shares and for services provided to shareholders, all or a substantial portion of which are paid to service providers. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds for the order, provided the transfer agent has received notice of the order. You may obtain an Account Application from the distributor. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 An institution may have a "sweep" program under which a portion of your account with such institution may be automatically invested in the Sweep Class. If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.
 You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through your institution.
 You may request a redemption by calling the transfer agent at (800) 301-6246, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
 Normally, payment for shares redeemed in amounts in excess of $1,000 is made by Federal Reserve wire (but may be made by check at your request) and payment for shares redeemed in amounts of less than $1,000 is made by check. Checks are mailed within seven days after receipt of the redemption request in proper form.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------
| The fund reserves the right at any |
| time to:                           |
| . reject or cancel any part of any |
|   purchase order;                  |
| . modify any terms or conditions   |
|   of purchase of shares of the     |
|   fund; or                         |
| . withdraw all or any part of the  |
|   offering made by this            |
|   prospectus.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the first net asset value determination, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request between the first and second net asset value determinations, the fund will normally wire proceeds on the next business day. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
 To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

                         --------------------------
                         | CASH RESERVE PORTFOLIO |
                         --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 301-6246

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
  Cash Reserve Portfolio,
  a series of Tax-Free Investments Co.
  SEC 1940 Act file number: 811-2731
----------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com        INVEST WITH DISCIPLINE

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